Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 43.     Subsequent events

L1 Facility

On March 1, 2022, WISeKey and L1 entered into the L1 Second Amendment, pursuant to which WISeKey has the right to request L1 to subscribe for five L1 Additional Accelerated Tranches for a total aggregate amount of up to USD 5 million, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The total aggregate amount of the L1 facility remains USD 22 million. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price which is that set under the L1 Second Amendment.

After December 31, 2021, WISeKey made one subscription under the L1 Second Amendment for USD 1 million. The funds were received on March 07, 2022.

After December 31, 2021, L1 issued a total of ten conversion notices, resulting in the aggregated conversion of USD 2,600,000 and the delivery of 4,569,997 WIHN Class B Shares.

Anson Facility

After December 31, 2021, Anson issued a total of five conversion notices, resulting in the aggregated conversion of USD 3,250,000 and the delivery of 5,170,339 WIHN Class B Shares.

Options granted under WISeKey ESOP

After December 31, 2021, a total of 10,805 options were granted under the Group’s ESOP.

Share Purchase and Transfer Agreement in relation to the arago Group

On March 14, 2022, the Group signed a Share Purchase and Transfer Agreement to sell its 51% ownership in arago and its affiliates to OGARA GmbH, with Neutrino Energy Property GmbH & Co. acting as “Buyer Guarantor”. The sale is expected to be completed in the second quarter of 2022. The group subsidiaries making up the arago Group in scope for the sale are arago GmbH, arago Da Vinci GmbH, arago Technology Solutions Private Ltd, and arago US Inc. The completion of the sale is conditional on the consideration being transferred to WISeKey and the shares owned by the Group being transferred to OGARA.